T. ROWE PRICE OVERSEAS STOCK FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 3.4%
Common Stocks 3.4%
Australia & New Zealand Banking Group	5,388,723	68,440
BHP Group	1,915,476	50,432
Challenger	13,010,977	40,120
CSL	234,533	45,617
IGO	21,630,368	71,197
Macquarie Group	1,376,827	120,998
Rio Tinto	664,940	48,666
Scentre Group	22,750,078	32,972
South32	30,746,179	45,143
Worley	10,059,130	58,369
Total Australia (Cost $681,212)		581,954
AUSTRIA 0.3%
Common Stocks 0.3%
Erste Group Bank (1)	2,221,256	49,719
Total Austria (Cost $63,309)		49,719
BELGIUM 0.6%
Common Stocks 0.6%
Umicore	1,965,509	92,826
Total Belgium (Cost $55,554)		92,826
BRAZIL 0.1%
Common Stocks 0.1%
XP, Class A (USD) (1)(2)	469,426	21,828
Total Brazil (Cost $12,674)		21,828
CANADA 3.1%
Common Stocks 3.1%
Element Fleet Management (2)	14,147,104	118,715

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Magna International (USD)	2,755,700	127,231
National Bank of Canada (2)	2,881,100	136,027
Sun Life Financial (2)	3,794,074	147,888
Total Canada (Cost $491,662)		529,861
CHILE 0.6%
Common Stocks 0.6%
Antofagasta (GBP)	7,942,777	105,606
Total Chile (Cost $94,831)		105,606
CHINA 2.7%
Common Stocks 2.7%
Alibaba Group Holding, ADR (USD) (1)	290,585	72,943
Baidu, ADR (USD) (1)	258,100	30,817
Beijing Enterprises Holdings (HKD)	11,370,500	39,791
JOYY, ADR (USD) (1)(2)	975,470	77,862
PICC Property & Casualty, H Shares (HKD)	92,884,000	73,401
Ping An Insurance Group, H Shares (HKD)	7,191,000	75,874
Tencent Holdings (HKD)	1,163,700	79,828
Total China (Cost $340,559)		450,516
DENMARK 0.6%
Common Stocks 0.6%
Ascendis Pharma, ADR (USD) (1)	247,713	34,088
Novo Nordisk, B Shares	964,152	63,260
Total Denmark (Cost $77,223)		97,348
FINLAND 1.4%
Common Stocks 1.4%
Sampo, A Shares	3,413,362	123,374
Stora Enso, R Shares	8,844,604	110,927

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Total Finland (Cost $221,531)		234,301

FRANCE 9.9%
Common Stocks 9.9%
Air Liquide	844,494	138,903
AXA (2)	10,084,144	202,326
BNP Paribas (1)	2,983,705	120,374
Engie (1)	11,636,735	155,015
EssilorLuxottica (1)	710,768	94,671
Ipsen	687,926	65,974
Kering	153,121	86,772
L'Oreal	567,124	190,343
Legrand	989,591	76,553
Safran (1)	805,780	85,697
Sanofi	2,023,663	212,479
Teleperformance	267,034	78,152
TOTAL	4,503,068	170,413
Total France (Cost $1,624,351)		1,677,672
GERMANY 10.8%
Common Stocks 10.8%
BASF	1,544,000	85,177
Bayer	2,874,310	190,951
Covestro	1,498,206	58,142
Evotec (1)(2)	1,709,776	45,237
Fresenius (1)	2,788,946	139,151
KION Group	1,449,718	110,796
Knorr-Bremse	667,729	78,129
Munich Re	889,949	235,903
SAP	1,429,318	225,623
Siemens	2,803,737	357,298
Siemens Healthineers	2,280,970	118,751
Stroeer (1)	891,014	61,011
Zalando (1)	1,569,100	113,274

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Total Germany (Cost $1,752,356)		1,819,443
HONG KONG 1.0%
Common Stocks 1.0%
AIA Group	8,557,000	77,158
CK Hutchison Holdings	9,285,024	60,629
Samsonite International (1)(2)	27,248,400	25,540
Total Hong Kong (Cost $223,836)		163,327
IRELAND 0.6%
Common Stocks 0.6%
DCC (GBP)	1,075,168	95,605
Total Ireland (Cost $61,467)		95,605
ITALY 1.7%
Common Stocks 1.7%
Intesa Sanpaolo (1)	28,259,969	57,604
Moncler (1)	2,622,265	101,382
Prysmian	3,618,793	92,539
Telecom Italia	98,556,330	39,618
Total Italy (Cost $323,200)		291,143
JAPAN 21.3%
Common Stocks 21.3%
Asahi Kasei	11,190,400	80,494
Astellas Pharma	16,515,100	257,602
Central Japan Railway	548,400	66,526
CyberAgent	1,856,500	105,015
Denso	1,403,500	51,919
Electric Power Development	3,547,700	48,396
Hamamatsu Photonics	1,869,800	81,267
Honda Motor	1,772,000	43,201

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Kirin Holdings	2,970,700	57,241
Mitsubishi	3,206,100	64,602
Mitsubishi Electric	12,535,600	163,641
Mitsubishi UFJ Financial Group	16,935,100	63,461
Mitsubishi UFJ Lease & Finance	9,457,900	40,148
Mitsui Fudosan	6,336,500	99,065
Murata Manufacturing	1,847,800	118,685
Nippon Telegraph & Telephone	12,918,700	299,862
NTT Data	9,900,800	112,565
Omron	1,064,800	76,697
Otsuka Holdings	2,751,800	114,127
Panasonic	8,610,600	74,580
Pola Orbis Holdings	1,186,900	19,734
Recruit Holdings	3,265,400	101,867
Renesas Electronics (1)	5,640,700	31,026
Seven & i Holdings	3,702,100	111,876
SMC	91,300	47,983
SoftBank Group	1,449,900	91,450
Sony	1,398,100	108,625
Stanley Electric	2,658,000	63,672
Sumitomo	7,596,800	84,398
Sumitomo Mitsui Trust Holdings	2,046,731	52,548
Sumitomo Rubber Industries	3,082,000	25,640
Suzuki Motor	2,065,200	67,766
Takeda Pharmaceutical, ADR (USD) (2)	2,855,927	51,978
TechnoPro Holdings	1,252,100	63,982
THK	3,192,900	75,226
Tokio Marine Holdings	3,263,800	137,814
Tokyo Electron	384,500	106,398
Tosoh	1,034,400	13,884
Toyota Motor	3,146,600	186,795
Welcia Holdings	699,500	64,038
Z Holdings	14,593,200	77,603

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Total Japan (Cost $3,350,933)		3,603,397
NETHERLANDS 3.8%
Common Stocks 3.8%
ASML Holding	528,410	187,870
ING Groep (1)	16,515,149	115,158
Koninklijke Philips (1)	6,584,184	340,212
Total Netherlands (Cost $482,718)		643,240
NORWAY 2.2%
Common Stocks 2.2%
DNB (1)	10,919,559	167,717
Equinor (2)	8,428,478	126,370
Storebrand (1)	14,798,536	80,983
Total Norway (Cost $428,328)		375,070
SINGAPORE 1.4%
Common Stocks 1.4%
DBS Group Holdings	3,577,600	51,681
United Overseas Bank	6,281,800	88,445
Wilmar International	28,207,800	95,348
Total Singapore (Cost $226,064)		235,474
SOUTH KOREA 2.1%
Common Stocks 2.1%
KT	1,781,969	35,563
NAVER	343,841	87,354
Samsung Electronics	4,903,567	239,656

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Total South Korea (Cost $217,721)		362,573

SPAIN 0.4%
Common Stocks 0.4%
Amadeus IT Group, A Shares	1,420,875	70,952
Total Spain (Cost $66,800)		70,952

SWEDEN 2.6%
Common Stocks 2.6%
Autoliv, SDR	967,093	63,310
Elekta, B Shares (2)	7,831,136	80,704
LM Ericsson, B Shares	16,022,547	186,424
Svenska Handelsbanken, A Shares (1)	11,331,361	106,860
Total Sweden (Cost $444,905)		437,298

SWITZERLAND 10.4%
Common Stocks 10.4%
ABB	6,116,770	153,613
Alcon (1)	741,941	44,842
Barry Callebaut	33,304	69,350
Nestle	5,266,311	626,279
Novartis	4,002,006	329,634
Roche Holding	1,129,382	391,169
Zurich Insurance Group	380,195	140,597
Total Switzerland (Cost $1,350,806)		1,755,484

TAIWAN 2.3%
Common Stocks 2.3%
Largan Precision	493,000	64,331
Taiwan Semiconductor Manufacturing	22,224,089	323,440

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Total Taiwan (Cost $143,134)		387,771

UNITED KINGDOM 13.8%

Common Stocks 13.8%
Amcor, CDI (AUD)	6,543,329	67,205
Ashtead Group	2,037,034	64,867
ASOS (1)	2,690,820	117,707
Aviva	16,127,194	55,463
BHP Group	4,946,230	106,955
Bunzl	2,030,011	58,152
Burberry Group	266,176	4,337
Close Brothers Group	1,813,312	25,984
Compass Group	5,422,524	74,610
Diageo	3,736,232	136,712
Direct Line Insurance Group	9,111,618	35,259
GlaxoSmithKline, ADR (USD) (2)	4,115,313	165,929
Great Portland Estates	8,995,511	69,367
Johnson Matthey	3,502,282	102,269
Kingfisher	33,864,011	107,014
Lloyds Banking Group	197,533,404	67,302
Meggitt	20,514,787	71,677
Melrose Industries	54,223,977	59,875
National Grid	9,301,069	109,119
Next	1,217,258	85,917
Persimmon (1)	2,640,682	82,443
Royal Dutch Shell, Class B, ADR (USD)	2,026,552	57,351
Standard Chartered	6,285,996	31,429
Unilever	6,767,104	402,948
Vodafone Group, ADR (USD) (2)	6,970,894	105,958
WPP	9,813,404	72,779

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Total United Kingdom (Cost $2,909,964)		2,338,628
UNITED STATES 1.7%
Common Stocks 1.7%
Broadcom	425,300	134,714
NXP Semiconductors	1,353,700	159,100
Total United States (Cost $141,226)		293,814
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.13% (3)(4)	109,405,221	109,405
Total Short-Term Investments (Cost $109,405)		109,405
SECURITIES LENDING COLLATERAL 0.9%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.25% (3)(4)	14,797,131	147,971
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		147,971
Total Securities Lending Collateral (Cost $147,971)		147,971

Total Investments in Securities 100.4%
(Cost $16,043,740)		$16,972,226
Other Assets Less Liabilities (0.4)%		(62,098)
Net Assets 100.0%		$16,910,128

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2020.
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

(4)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
GBP	British Pound
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipts
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2,606
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2,606+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$570,228		¤	¤	$109,405
T. Rowe Price Short-Term
Fund	81,322		¤	¤	147,971
Total					$257,376^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,606 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $257,376.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Overseas Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE OVERSEAS STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE OVERSEAS STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,039,799	$ 15,675,051	$ —	$ 16,714,850
Short-Term Investments	109,405	—	—	109,405
Securities Lending Collateral	147,971	—	—	147,971
Total	$1,297,175	$ 15,675,051	$ —	$ 16,972,226